Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 14	$ 9,548	$ 12,981	$ 31,697	$ 42,030	$ 33,125
Operating expenses
Selling, general and administrative expenses	845,462	943,349	2,487,459	1,159,139	479,019	448,912
Development expense	423,317		423,317
Impairment expense		1,487		4,127
Amortization expenses					5,614
Impairment of Dino Might Program					818,472
Write off of Domain names					12,231
Total operating expenses	1,268,779	944,836	2,910,776	1,163,266	1,315,336	448,912
Loss from operations	(1,268,765)	(935,288)	(2,897,795)	(1,131,569)	(1,273,306)	(415,787)
Other expenses
Interest expense	(97,110)	(9,637)	(619,262)	(24,829)	(36,211)	(14,423)
Gain (loss) on change in fair value of derivative liabilities		(4,092)	(6,088)	(7,714)	(6,839)	6,500
Total other expenses	(97,110)	(13,729)	(625,350)	(32,543)	(43,050)	(7,923)
Net loss	$ (1,365,875)	$ (949,017)	$ (3,523,145)	$ (1,164,112)	$ (1,316,356)	$ (423,710)
Net loss per common share: basic and diluted	$ (0.06)	$ (6.6)	$ (0.26)	$ (8.1)	$ (8.7)	$ (2.95)
Weighted average common shares outstanding: basic and diluted	22,145,831	143,780	13,522,704	143,780	151,277	143,780